Subsequent Events (Details Narrative) - USD ($)	1 Months Ended				4 Months Ended
	Nov. 10, 2022	Oct. 25, 2022	Mar. 29, 2022	Apr. 27, 2020	Sep. 30, 2022	Mar. 08, 2022
A B C Impact L L C [Member]
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage					9.99%
A B C Impact L L C [Member] | Warrant [Member]
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage					4.99%
First Draw Paycheck Protection Program Note Agreement [Member]
Subsequent Event [Line Items]
Maturity date				Apr. 24, 2022
Ten Percent Convertible Debenture [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					10.00%
Ten Percent Convertible Debenture [Member] | A B C Impact L L C [Member]
Subsequent Event [Line Items]
Debt Instrument, Convertible, Conversion Price					$ 0.05
Debt Instrument, Description					(i) the outstanding principal amount of the subject debenture, plus all accrued and unpaid interest, divided by the conversion price on the date the Mandatory Default Amount is either (A) demanded or otherwise due or (B) paid in full, whichever has a lower conversion price, multiplied by the VWAP (as defined in each debenture) on the date the Mandatory Default Amount is either (x) demanded or otherwise due or (y) paid in full, whichever has a higher VWAP, or (ii) 130% of the outstanding principal amount of the subject debenture, plus 100% of accrued and unpaid interest hereon, and (b) all other amounts, costs, expenses and liquidated damages due in respect of the subject debenture
Subsequent Event [Member] | A B C Impact L L C [Member]
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage		9.99%
Subsequent Event [Member] | A B C Impact L L C [Member] | Warrant [Member]
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage		4.99%
Subsequent Event [Member] | First Draw Paycheck Protection Program Note Agreement [Member]
Subsequent Event [Line Items]
Principal amount			$ 1,000,000
Maturity date			Apr. 24, 2025
Subsequent Event [Member] | Senior Secured Convertible Debt [Member]
Subsequent Event [Line Items]
Principal amount						$ 47,000
Accrued interest						$ 9,000
Subsequent Event [Member] | Ten Percentage Convertible Debenture [Member] | A B C Impact [Member]
Subsequent Event [Line Items]
Proceeds from Loans	$ 698,000
Additional loans borrowed	$ 5,000,000
Subsequent Event [Member] | Ten Percent Convertible Debenture [Member] | Minimum [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	10.00%
Subsequent Event [Member] | Ten Percent Convertible Debenture [Member] | Maximum [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	18.00%
Subsequent Event [Member] | Ten Percent Convertible Debenture [Member] | A B C Impact L L C [Member]
Subsequent Event [Line Items]
Debt Instrument, Convertible, Conversion Price		$ 0.05
Debt Instrument, Description		(i) the outstanding principal amount of the debenture, plus all accrued and unpaid interest, divided by the conversion price on the date the Mandatory Default Amount is either (A) demanded or otherwise due or (B) paid in full, whichever has a lower conversion price, multiplied by the VWAP (as defined in the debenture) on the date the Mandatory Default Amount is either (x) demanded or otherwise due or (y) paid in full, whichever has a higher VWAP, or (ii) 130% of the outstanding principal amount of the debenture, plus 100% of accrued and unpaid interest hereon, and (b) all other amounts, costs, expenses and liquidated damages due in respect of the debenture
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.05
Subsequent Event [Member] | Debentures [Member] | A B C Impact L L C [Member]
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage		4.99%